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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment [_]; Amendment Number:
     This Amendment (Check only one): [_]  is a restatement.
                                      [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN  38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GEORGE M. WHITE
Title:   MANAGING MEMBER
Phone:   (901) 753-6863

Signature, Place, and Date of Signing:

   /s/ George M. White            Memphis, TN             November 11, 2011
--------------------------    -------------------     -------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total:      55,434 (thousands)

List of Other Included Managers:                   N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
          COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- ----------- --------- --------------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF               VALUE    SHRS OR    SH/      PUT/   INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER         CLASS      CUSIP    (X$1000)   PRN AMT    PRN      CALL   DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------- ----------- --------- --------- -------- -------- ---------- -------- --------- ------ -----
ADTRAN INC                      COM     00738A106    13,473   509,189    SH                SOLE               509,189

AOXING PHARMACEUTICAL CO INC    COM     03740A106       873 2,424,805    SH                SOLE             2,424,805

ATHENAHEALTH INC                COM   04685W 10 3     1,191    20,000    SH                SOLE                20,000

AUTODESK INC                    COM   052769 10 6     1,145    52,000    SH                SOLE                52,000

BERKSHIRE HATHAWAY INC DEL   CL B NEW 084670 70 2     1,421    20,000    SH                SOLE                20,000

BROOKFIELD ASSET MGMT INC    CL A LTD
                              VT SH   112585 10 4     2,204    80,000    SH                SOLE                80,000

CONSTANT CONTACT INC            COM   210313 10 2       845    48,863    SH                SOLE                48,863

DEERE & CO                      COM   244199 10 5       839    13,000    SH                SOLE                13,000

DISCOVERY COMMUNICATNS NEW   COM SER
                                A     25470F 10 4     1,129    30,000    SH                SOLE                30,000

GOOGLE INC                     CL A   38259P 50 8       824     1,600    SH                SOLE                 1,600

ISHARES TR                      PUT   464287 95 1     2,744     8,000          PUT         SOLE                              8,000

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
          COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- ----------- --------- --------------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF               VALUE    SHRS OR    SH/      PUT/   INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER         CLASS      CUSIP    (X$1000)   PRN AMT    PRN      CALL   DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------- ----------- --------- --------- -------- -------- ---------- -------- --------- ------ -----
HUNT J B TRANS SVCS INC         COM   445658 10 7       903    25,000    SH                SOLE                25,000

LEVEL 3 COMMUNICATIONS INC      COM   52729N 10 0       447   300,000    SH                SOLE               300,000

LIBERTY GLOBAL INC           COM SER
                                A     530555 10 1     2,171    60,000    SH                SOLE                60,000

MEDIFAST INC                   COM      58470H101     2,826   175,000    SH                SOLE               175,000

MEDTRONIC INC                  COM    585055 10 6     4,820   145,000    SH                SOLE               145,000

MICROSOFT CORP                 COM    594918 10 4       946    38,000    SH                SOLE                38,000

MOTOROLA MOBILITY HLDGS INC    COM    620097 10 5     1,549    41,000    SH                SOLE                41,000

PFIZER INC                     COM    717081 10 3     3,536   200,000    SH                SOLE               200,000

POLYCOM INC                    COM    73172K 10 4     1,837   100,000    SH                SOLE               100,000

PROGRESSIVE CORP OHIO          COM    743315 10 3       977    55,000    SH                SOLE                55,000

RITE AID CORP                  COM      767754104       392   400,000    SH                SOLE               400,000

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
          COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- ----------- --------- --------------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF               VALUE    SHRS OR    SH/      PUT/   INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER         CLASS      CUSIP    (X$1000)   PRN AMT    PRN      CALL   DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------- ----------- --------- --------- -------- -------- ---------- -------- --------- ------ -----
SCHIFF NUTRITION INTL INC      COM      806693107     1,655   149,362    SH                SOLE               149,362

SIERRA WIRELESS INC            COM      826516106       754   110,000    SH                SOLE               110,000

SODASTREAM INTERNATIONAL LTD  USD SHS   M9068E105       992    30,000    SH                SOLE                30,000

SWISHER HYGIENE INC            COM    870808 10 2       810   200,000    SH                SOLE               200,000

TAKE-TWO INTERACTIVE SOFTWAR   COM      874054109     1,997   156,972    SH                SOLE               156,972

UNION PAC CORP                 COM    907818 10 8       817    10,000    SH                SOLE                10,000

YAHOO INC                      COM    984332 10 6     1,317   100,000    SH                SOLE               100,000